PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.0%
Australia: 6.5%
269,644
ANZ Group Holdings Ltd.
$ 4,936,945
0.3
117,185
(1)
APA Group
580,510
0.0
51,093
Aristocrat Leisure Ltd.
2,066,366
0.1
17,546
ASX Ltd.
719,102
0.1
459,158  BHP Group Ltd. - Class
DI
11,140,644
0.7
39,692
BlueScope Steel Ltd.
531,634
0.0
125,138
Brambles Ltd.
1,580,901
0.1
34,179
CAR Group Ltd.
681,210
0.0
5,921
Cochlear Ltd.
975,837
0.1
121,288
(1)
Coles Group Ltd.
1,484,661
0.1
151,438  Commonwealth Bank of
Australia
14,400,864
0.9
47,707
Computershare Ltd.
1,175,935
0.1
153,245  Fortescue Metals Group
Ltd.
1,483,266
0.1
938,478
Glencore PLC
3,434,970
0.2
183,793
Goodman Group
3,298,475
0.2
173,348
GPT Group
475,461
0.0
214,044  Insurance Australia
Group Ltd.
1,041,229
0.1
201,419
(1)
Lottery Corp. Ltd.
602,649
0.0
32,766
Macquarie Group Ltd.
4,077,629
0.3
249,221
Medibank Pvt Ltd.
696,535
0.0
278,299
(1)
National Australia Bank
Ltd.
5,985,864
0.4
103,561
(1)
Northern Star Resources
Ltd.
1,195,633
0.1
155,898
Origin Energy Ltd.
1,031,637
0.1
5,201
Pro Medicus Ltd.
658,321
0.0
67,098
Qantas Airways Ltd.
382,536
0.0
136,230  QBE Insurance Group
Ltd.
1,882,317
0.1
4,782
REA Group Ltd.
663,478
0.0
20,460
(1)
Reece Ltd.
203,007
0.0
33,593
Rio Tinto Ltd.
2,437,509
0.2
102,044
Rio Tinto PLC
6,123,710
0.4
293,904
Santos Ltd.
1,231,591
0.1
470,727
Scentre Group
995,964
0.1
18,415
SGH Ltd.
578,064
0.0
41,300
Sonic Healthcare Ltd.
670,585
0.0
408,799
South32 Ltd. - Class DI
823,544
0.1
216,025
Stockland
666,559
0.0
97,993
Suncorp Group Ltd.
1,186,862
0.1
365,962
Telstra Group Ltd.
966,796
0.1
280,896
Transurban Group
2,365,905
0.2
73,429  Treasury Wine Estates
Ltd.
450,211
0.0
350,161
Vicinity Ltd.
484,866
0.0
21,631
(1)
Washington H Soul
Pattinson & Co. Ltd.
471,304
0.0
102,691
Wesfarmers Ltd.
4,655,400
0.3
310,642
Westpac Banking Corp.
6,190,318
0.4
16,647
WiseTech Global Ltd.
858,455
0.1
171,825  Woodside Energy Group
Ltd. (WDS)
2,496,268
0.2
110,547
Woolworths Group Ltd.
2,052,570
0.1
103,094,097
6.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Austria: 0.2%
27,862
Erste Group Bank AG
$ 1,927,250
0.1
39,945
Mondi PLC QX
595,872
0.0
13,327
OMV AG
686,295
0.1
6,162
Verbund AG
436,093
0.0
3,645,510
0.2
Belgium: 0.7%
13,608
Ageas SA
815,711
0.1
81,318  Anheuser-Busch InBev
SA
4,999,562
0.3
1,944
(1)
D'ieteren Group
334,877
0.0
7,515  Groupe Bruxelles
Lambert NV
560,761
0.1
20,782
KBC Group NV
1,894,151
0.1
37
Lotus Bakeries NV
328,933
0.0
1,395
(1)
Sofina SA
357,259
0.0
6,665
Syensqo SA
454,838
0.0
11,441
UCB SA
2,014,363
0.1
11,760,455
0.7
Brazil: 0.0%
14,983
Yara International ASA
451,970
0.0
Chile: 0.1%
35,686
Antofagasta PLC
776,943
0.1
China: 0.5%
335,000  BOC Hong Kong
Holdings Ltd.
1,356,389
0.1
123,796
Prosus NV
5,751,475
0.4
122,000  SITC International
Holdings Co. Ltd.
331,596
0.0
97,000
Wharf Holdings Ltd.
230,363
0.0
173,800
Wilmar International Ltd.
430,962
0.0
233,800  Yangzijiang Shipbuilding
Holdings Ltd.
410,326
0.0
8,511,111
0.5
Denmark: 2.3%
265  AP Moller - Maersk A/S -
Class A
453,948
0.0
412
(1)
AP Moller - Maersk A/S -
Class B
717,057
0.0
8,645
Carlsberg AS - Class B
1,094,264
0.1
11,413
Coloplast A/S - Class B
1,197,037
0.1
62,418
Danske Bank A/S
2,043,030
0.1
8,003
(2)
Demant A/S
268,949
0.0
18,495
(1)
DSV A/S
3,576,585
0.2
5,690
(2)
Genmab A/S
1,108,528
0.1
291,447  Novo Nordisk A/S - Class
B
19,928,661
1.3
31,888
Novozymes A/S - Class B
1,856,727
0.1
15,217
(1)(2)(3)
Orsted AS
664,543
0.0
7,421
Pandora A/S
1,137,352
0.1
851
Rockwool A/S - Class B
352,747
0.0
30,679
Tryg A/S
729,807
0.1
91,387
(1)(2)
Vestas Wind Systems A/S
1,264,294
0.1
5,785
(2)
Zealand Pharma A/S
434,422
0.0
36,827,951
2.3
Finland: 1.0%
12,871
(1)
Elisa Oyj
627,399
0.1
40,599
(1)
Fortum Oyj
664,831
0.1
24,717
(1)
Kesko Oyj - Class B
505,228
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland (continued)
30,758
Kone Oyj - Class B
$ 1,697,098
0.1
56,263
(1)
Metso Oyj
583,349
0.0
38,285
(1)
Neste Oyj
354,108
0.0
481,931
Nokia Oyj
2,538,240
0.2
13,944
Nordea Bank Abp - EUR
178,350
0.0
271,326
Nordea Bank Abp - SEK
3,460,756
0.2
9,808
Orion Oyj - Class B
582,567
0.0
219,105
Sampo Oyj - Class A
2,099,728
0.1
52,695
(1)
Stora Enso Oyj - Class R
499,354
0.0
48,300
UPM-Kymmene Oyj
1,295,812
0.1
45,515
Wartsila Oyj Abp
812,148
0.1
15,898,968
1.0
France: 9.5%
17,640
Accor SA
804,479
0.1
3,134
Aeroports de Paris
319,053
0.0
52,329
Air Liquide SA
9,939,673
0.6
53,773
Airbus SE
9,468,684
0.6
31,323
(2)
Alstom SA
693,828
0.1
5,577
(3)
Amundi SA
436,934
0.0
5,162
Arkema SA
395,261
0.0
160,341
AXA SA
6,850,713
0.4
3,749
BioMerieux
463,409
0.0
92,098
BNP Paribas SA
7,697,515
0.5
64,526
Bollore SE
378,020
0.0
17,147
Bouygues SA
675,943
0.1
28,751
Bureau Veritas SA
872,311
0.1
13,955
Capgemini SE
2,096,858
0.1
49,082
Carrefour SA
701,968
0.1
40,645
Cie de Saint-Gobain
4,048,939
0.3
60,672  Cie Generale des
Etablissements Michelin
SCA
2,132,419
0.1
5,051
Covivio SA/France
282,739
0.0
96,318
Credit Agricole SA
1,753,672
0.1
58,421
Danone SA
4,468,359
0.3
1,778
Dassault Aviation SA
586,254
0.0
60,560
Dassault Systemes SE
2,305,692
0.2
21,897
Edenred
711,578
0.1
6,208
Eiffage SA
722,792
0.1
165,284
Engie SA
3,220,705
0.2
26,911
EssilorLuxottica SA
7,754,928
0.5
3,787
Eurazeo SE
280,454
0.0
4,167
Gecina SA
391,006
0.0
27,374
Getlink SE
472,775
0.0
2,866
Hermes International
7,540,812
0.5
3,413
Ipsen SA
393,113
0.0
6,737
Kering SA
1,401,571
0.1
19,469
Klepierre SA
651,663
0.0
9,221
(3)
La Francaise des Jeux
SAEM
290,150
0.0
23,732
Legrand SA
2,513,311
0.2
21,758
L'Oreal SA
8,087,319
0.5
24,903  LVMH Moet Hennessy
Louis Vuitton SE
15,421,941
1.0
168,503
Orange SA
2,182,819
0.1
18,263
Pernod Ricard SA
1,804,255
0.1
20,712
Publicis Groupe SA
1,954,155
0.1
17,395
Renault SA
881,173
0.1
20,241
Rexel SA
545,516
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
32,586
Safran SA
$ 8,579,380
0.5
2,642
Sartorius Stedim Biotech
523,427
0.0
65,181
Societe Generale SA
2,940,579
0.2
8,006
Sodexo SA
514,221
0.0
4,876
Teleperformance
490,289
0.0
8,386
Thales SA
2,229,186
0.1
195,278
TotalEnergies SE
12,582,381
0.8
10,971
(1)
Unibail-Rodamco-
Westfield
924,973
0.1
63,673
Veolia Environnement SA
2,189,837
0.1
44,753
Vinci SA
5,641,587
0.4
151,210,619
9.5
Germany: 9.4%
15,474
Adidas AG
3,649,716
0.2
34,946
Allianz SE
13,374,219
0.8
80,768
BASF SE
4,048,819
0.3
88,903
Bayer AG
2,131,184
0.1
26,234  Bayerische Motoren
Werke AG
2,115,447
0.1
8,977
Beiersdorf AG
1,159,688
0.1
11,106
Brenntag SE
719,866
0.1
85,764
(1)
Commerzbank AG
1,962,714
0.1
9,955
Continental AG
702,027
0.1
16,248
(2)
Covestro AG
1,043,600
0.1
5,647  CTS Eventim AG & Co.
KGaA
566,522
0.0
42,996
Daimler Truck Holding AG
1,741,755
0.1
167,490
Deutsche Bank AG
3,992,499
0.3
17,040
Deutsche Boerse AG
5,027,833
0.3
54,297
(1)
Deutsche Lufthansa AG
395,621
0.0
86,874
Deutsche Post AG, Reg
3,729,798
0.2
315,871  Deutsche Telekom AG,
Reg
11,661,987
0.7
203,170
E.ON SE
3,066,809
0.2
23,194
Evonik Industries AG
502,824
0.0
18,587  Fresenius Medical Care
AG & Co. KGaA
924,892
0.1
38,227
(2)
Fresenius SE & Co.
KGaA
1,632,056
0.1
14,035
GEA Group AG
853,175
0.1
5,457
Hannover Rueck SE
1,626,506
0.1
12,357
Heidelberg Materials AG
2,130,077
0.1
9,404
Henkel AG & Co. KGaA
677,521
0.0
118,178
Infineon Technologies AG
3,939,464
0.3
6,564
Knorr-Bremse AG
597,358
0.0
6,739
LEG Immobilien SE
476,352
0.0
65,353  Mercedes-Benz Group
AG
3,860,526
0.3
11,696
Merck KGaA
1,609,491
0.1
4,871
MTU Aero Engines AG
1,692,544
0.1
12,105  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
7,647,005
0.5
5,226
Nemetschek SE
609,228
0.0
9,483
Puma SE
231,313
0.0
463
Rational AG
385,752
0.0
3,942
Rheinmetall AG
5,640,715
0.4
57,216
RWE AG
2,042,876
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
94,496
SAP SE
$ 25,320,247
1.6
6,787
(3)
Scout24 SE
710,754
0.1
68,775
Siemens AG, Reg
15,883,379
1.0
57,866
(2)
Siemens Energy AG
3,430,424
0.2
25,519
(3)
Siemens Healthineers AG
1,376,763
0.1
12,016
Symrise AG
1,245,751
0.1
5,842
Talanx AG
614,442
0.0
67,017
Vonovia SE
1,803,454
0.1
20,302
(2)(3)
Zalando SE
704,183
0.1
149,259,176
9.4
Hong Kong: 1.8%
976,600
AIA Group Ltd.
7,392,738
0.5
174,000
CK Asset Holdings Ltd.
703,996
0.0
57,000  CK Infrastructure
Holdings Ltd.
341,284
0.0
148,500
CLP Holdings Ltd.
1,208,906
0.1
5,076
Futu Holdings Ltd., ADR
519,529
0.0
68,100
Hang Seng Bank Ltd.
927,440
0.1
131,000  Henderson Land
Development Co. Ltd.
376,794
0.0
343,000  HKT Trust & HKT Ltd. -
Stapled Security
458,221
0.0
1,013,000  Hong Kong & China Gas
Co. Ltd.
871,762
0.1
109,000  Hong Kong Exchanges &
Clearing Ltd.
4,848,779
0.3
99,800  Hongkong Land Holdings
Ltd.
431,136
0.0
14,500  Jardine Matheson
Holdings Ltd.
614,510
0.0
235,300
Link REIT
1,102,657
0.1
141,000
MTR Corp. Ltd.
461,939
0.0
125,500  Power Assets Holdings
Ltd.
751,564
0.1
239,762
Prudential PLC
2,587,290
0.2
368,000
Sino Land Co. Ltd.
368,381
0.0
131,000  Sun Hung Kai Properties
Ltd.
1,248,122
0.1
36,500  Swire Pacific Ltd. - Class
A
321,778
0.0
124,500  Techtronic Industries Co.
Ltd.
1,492,042
0.1
783,000
(3)
WH Group Ltd.
718,954
0.1
151,000
(1)
Wharf Real Estate
Investment Co. Ltd.
366,647
0.0
28,114,469
1.8
Ireland: 0.4%
17,584
AerCap Holdings NV
1,796,557
0.1
189,639
AIB Group PLC
1,224,922
0.1
90,803  Bank of Ireland Group
PLC
1,072,870
0.0
13,536  Kerry Group PLC - Class
A
1,417,424
0.1
13,990
Kingspan Group PLC
1,130,090
0.1
6,641,863
0.4
Israel: 0.8%
3,841
Azrieli Group Ltd.
259,245
0.0
113,915
Bank Hapoalim BM
1,544,804
0.1
135,973
Bank Leumi Le-Israel BM
1,831,093
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel (continued)
7,962
(2)
Check Point Software
Technologies Ltd.
$ 1,814,699
0.1
2,419
Elbit Systems Ltd.
927,683
0.1
9,067
(2)
Global-e Online Ltd.
323,238
0.0
70,063
ICL Group Ltd.
397,894
0.0
111,562  Israel Discount Bank Ltd.
- Class A
777,155
0.1
14,037
Mizrahi Tefahot Bank Ltd.
631,292
0.0
5,689
(2)
Nice Ltd.
878,154
0.1
2,650
(2)
Nova Ltd.
491,993
0.0
101,387
(2)
Teva Pharmaceutical
Industries Ltd., ADR
1,558,318
0.1
4,784
(2)
Wix.com Ltd.
781,610
0.1
12,217,178
0.8
Italy: 2.9%
11,268
Amplifon SpA
228,753
0.0
85,214  Assicurazioni Generali
SpA
2,993,500
0.2
116,548
Banco BPM SpA
1,186,001
0.1
90,054
BPER Banca
706,898
0.0
19,666  Coca-Cola HBC AG -
Class DI
890,673
0.1
55,711
(1)
Davide Campari-Milano
NV
327,467
0.0
2,025
DiaSorin SpA
201,107
0.0
736,019
Enel SpA
5,966,560
0.4
193,197
Eni SpA
2,988,097
0.2
11,407
Ferrari NV
4,871,494
0.3
55,292  FinecoBank Banca
Fineco SpA
1,095,149
0.1
29,516
(1)(3)
Infrastrutture Wireless
Italiane SpA
312,455
0.0
1,369,457
Intesa Sanpaolo SpA
7,057,751
0.4
36,623
Leonardo SpA
1,783,503
0.1
45,244  Mediobanca Banca di
Credito Finanziario SpA
848,675
0.1
21,138
Moncler SpA
1,302,043
0.1
44,530
(1)(2)(3)
Nexi SpA
237,501
0.0
41,368
(3)
Poste Italiane SpA
738,020
0.0
25,428
Prysmian SpA
1,399,739
0.1
10,409  Recordati Industria
Chimica e Farmaceutica
SpA
589,858
0.0
182,482
(1)
Snam SpA
946,142
0.1
901,696
(1)(2)
Telecom Italia SpA/Milano
304,594
0.0
127,325
(1)
Terna - Rete Elettrica
Nazionale
1,150,675
0.1
126,355
UniCredit SpA
7,092,599
0.5
32,464
Unipol Gruppo SpA
519,683
0.0
45,738,937
2.9
Japan: 21.2%
69,300
Advantest Corp.
3,089,151
0.2
59,200
Aeon Co. Ltd.
1,484,732
0.1
17,700
AGC, Inc.
538,837
0.0
47,600
Aisin Corp.
519,930
0.0
82,800
Ajinomoto Co., Inc.
1,639,251
0.1
14,500
ANA Holdings, Inc.
267,652
0.0
130,800  Asahi Group Holdings
Ltd.
1,671,175
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
113,500
Asahi Kasei Corp.
$ 795,710
0.1
58,400
Asics Corp.
1,238,522
0.1
163,800
(1)
Astellas Pharma, Inc.
1,594,512
0.1
53,800  Bandai Namco Holdings,
Inc.
1,804,854
0.1
51,700
Bridgestone Corp.
2,076,936
0.1
84,500
Canon, Inc.
2,634,978
0.2
31,400
Capcom Co. Ltd.
775,001
0.1
69,900  Central Japan Railway
Co.
1,333,283
0.1
51,700
Chiba Bank Ltd.
489,374
0.0
58,300  Chubu Electric Power
Co., Inc.
632,102
0.0
60,800  Chugai Pharmaceutical
Co. Ltd.
2,785,343
0.2
95,100  Concordia Financial
Group Ltd.
631,372
0.0
35,100  Dai Nippon Printing Co.
Ltd.
499,734
0.0
29,200
Daifuku Co. Ltd.
717,780
0.1
327,600  Dai-ichi Life Holdings,
Inc.
2,501,399
0.2
158,600
Daiichi Sankyo Co. Ltd.
3,776,882
0.2
23,900
Daikin Industries Ltd.
2,593,596
0.2
5,300  Daito Trust Construction
Co. Ltd.
542,318
0.0
50,700  Daiwa House Industry
Co. Ltd.
1,676,880
0.1
120,700  Daiwa Securities Group,
Inc.
812,703
0.1
171,200
Denso Corp.
2,124,006
0.1
18,000
Dentsu Group, Inc.
397,523
0.0
8,300
Disco Corp.
1,695,040
0.1
82,100
East Japan Railway Co.
1,618,238
0.1
23,800
Eisai Co. Ltd.
662,526
0.0
247,000
ENEOS Holdings, Inc.
1,302,681
0.1
85,600
FANUC Corp.
2,332,237
0.2
17,300
Fast Retailing Co. Ltd.
5,150,061
0.3
12,200
Fuji Electric Co. Ltd.
521,547
0.0
101,300
FUJIFILM Holdings Corp.
1,940,804
0.1
22,800
Fujikura Ltd.
844,396
0.1
159,300
Fujitsu Ltd.
3,170,213
0.2
20,600  Hankyu Hanshin
Holdings, Inc.
554,290
0.0
1,600
Hikari Tsushin, Inc.
412,951
0.0
419,600
Hitachi Ltd.
9,851,958
0.6
406,100
Honda Motor Co. Ltd.
3,675,032
0.2
9,800
Hoshizaki Corp.
379,345
0.0
31,500
Hoya Corp.
3,555,043
0.2
41,700
Hulic Co. Ltd.
400,287
0.0
81,900
Idemitsu Kosan Co. Ltd.
579,303
0.0
79,800
Inpex Corp.
1,106,889
0.1
51,000
Isuzu Motors Ltd.
693,477
0.1
107,600
ITOCHU Corp.
4,995,110
0.3
13,100
(1)
Japan Airlines Co. Ltd.
224,394
0.0
89,800  Japan Exchange Group,
Inc.
924,126
0.1
163,700
Japan Post Bank Co. Ltd.
1,662,141
0.1
174,100  Japan Post Holdings Co.
Ltd.
1,745,774
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
17,300  Japan Post Insurance
Co. Ltd.
$ 352,574
0.0
108,600
Japan Tobacco, Inc.
2,984,996
0.2
52,100
(1)
JFE Holdings, Inc.
639,606
0.0
35,900
Kajima Corp.
734,350
0.1
85,800  Kansai Electric Power
Co., Inc.
1,018,277
0.1
42,200
Kao Corp.
1,826,699
0.1
33,600  Kawasaki Kisen Kaisha
Ltd.
456,705
0.0
277,600
KDDI Corp.
4,384,875
0.3
17,600
Keyence Corp.
6,920,499
0.4
61,400
Kikkoman Corp.
592,307
0.0
70,300
Kirin Holdings Co. Ltd.
974,089
0.1
13,600
Kobe Bussan Co. Ltd.
316,641
0.0
81,800
Komatsu Ltd.
2,395,360
0.2
9,100
Konami Group Corp.
1,074,549
0.1
88,500
Kubota Corp.
1,093,630
0.1
116,200
Kyocera Corp.
1,312,484
0.1
21,400
Kyowa Kirin Co. Ltd.
312,368
0.0
7,300
(1)
Lasertec Corp.
627,438
0.0
39,900
(2)
M3, Inc.
455,795
0.0
21,500
Makita Corp.
712,370
0.1
127,700
Marubeni Corp.
2,048,540
0.1
30,100  MatsukiyoCocokara &
Co.
470,884
0.0
21,700
MEIJI Holdings Co. Ltd.
470,198
0.0
32,900
MINEBEA MITSUMI, Inc.
480,883
0.0
122,700  Mitsubishi Chemical
Group Corp.
606,320
0.0
309,400
Mitsubishi Corp.
5,462,383
0.4
172,100
Mitsubishi Electric Corp.
3,173,917
0.2
96,200
Mitsubishi Estate Co. Ltd.
1,572,479
0.1
79,600  Mitsubishi HC Capital,
Inc.
539,402
0.0
290,000  Mitsubishi Heavy
Industries Ltd.
4,980,343
0.3
1,037,500  Mitsubishi UFJ Financial
Group, Inc.
14,145,087
0.9
228,400
Mitsui & Co. Ltd.
4,306,076
0.3
239,200
Mitsui Fudosan Co. Ltd.
2,142,054
0.1
31,200
Mitsui OSK Lines Ltd.
1,086,297
0.1
218,300  Mizuho Financial Group,
Inc.
5,990,967
0.4
22,700
MonotaRO Co. Ltd.
424,053
0.0
116,400  MS&AD Insurance Group
Holdings, Inc.
2,531,449
0.2
151,000  Murata Manufacturing
Co. Ltd.
2,329,167
0.2
111,000
NEC Corp.
2,364,380
0.2
30,500
Nexon Co. Ltd.
417,738
0.0
75,500
NIDEC Corp.
1,267,062
0.1
99,900
Nintendo Co. Ltd.
6,790,972
0.4
693  Nippon Building Fund,
Inc.
588,627
0.0
85,800  Nippon Paint Holdings
Co. Ltd.
644,320
0.0
15,700  Nippon Sanso Holdings
Corp.
476,253
0.0
87,500
Nippon Steel Corp.
1,872,594
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,704,100  Nippon Telegraph &
Telephone Corp.
$ 2,613,436
0.2
39,600
Nippon Yusen KK
1,308,705
0.1
201,700
Nissan Motor Co. Ltd.
517,295
0.0
17,800
(1)
Nissin Foods Holdings
Co. Ltd.
363,305
0.0
7,200
(1)
Nitori Holdings Co. Ltd.
704,444
0.1
64,000
Nitto Denko Corp.
1,183,780
0.1
272,000
Nomura Holdings, Inc.
1,676,043
0.1
34,200  Nomura Research
Institute Ltd.
1,113,291
0.1
57,100
NTT Data Group Corp.
1,034,370
0.1
58,800
Obayashi Corp.
784,412
0.1
29,300
Obic Co. Ltd.
844,807
0.1
101,200
Olympus Corp.
1,324,782
0.1
15,900
Omron Corp.
448,964
0.0
33,800
(1)
Ono Pharmaceutical Co.
Ltd.
363,642
0.0
3,500
Oracle Corp. Japan
368,317
0.0
97,800  Oriental Land Co. Ltd./
Japan
1,928,687
0.1
104,400
ORIX Corp.
2,179,758
0.1
32,900
Osaka Gas Co. Ltd.
744,439
0.1
20,600
Otsuka Corp.
446,019
0.0
40,000
Otsuka Holdings Co. Ltd.
2,084,400
0.1
34,500  Pan Pacific International
Holdings Corp.
947,658
0.1
211,000  Panasonic Holdings
Corp.
2,517,125
0.2
136,400
(2)
Rakuten Group, Inc.
782,522
0.1
126,900
Recruit Holdings Co. Ltd.
6,574,850
0.4
152,400  Renesas Electronics
Corp.
2,044,088
0.1
189,200
Resona Holdings, Inc.
1,652,059
0.1
47,800
Ricoh Co. Ltd.
505,636
0.0
24,700
SBI Holdings, Inc.
666,972
0.0
7,400  SCREEN Holdings Co.
Ltd.
482,787
0.0
14,200
SCSK Corp.
351,133
0.0
38,000
Secom Co. Ltd.
1,294,246
0.1
26,100
Seiko Epson Corp.
418,136
0.0
34,200
Sekisui Chemical Co. Ltd.
583,309
0.0
54,000
Sekisui House Ltd.
1,208,635
0.1
200,300  Seven & i Holdings Co.
Ltd.
2,900,526
0.2
29,000
SG Holdings Co. Ltd.
289,214
0.0
21,400
Shimadzu Corp.
534,543
0.0
6,900
Shimano, Inc.
968,850
0.1
161,700  Shin-Etsu Chemical Co.
Ltd.
4,614,137
0.3
68,400
Shionogi & Co. Ltd.
1,032,479
0.1
36,200
Shiseido Co. Ltd.
686,530
0.0
5,200
SMC Corp.
1,860,788
0.1
2,589,600
SoftBank Corp.
3,612,428
0.2
86,500
SoftBank Group Corp.
4,424,468
0.3
80,700
Sompo Holdings, Inc.
2,457,412
0.2
556,500
Sony Group Corp.
14,081,123
0.9
53,100
Subaru Corp.
950,977
0.1
98,600
Sumitomo Corp.
2,249,840
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
64,700  Sumitomo Electric
Industries Ltd.
$ 1,079,838
0.1
22,400  Sumitomo Metal Mining
Co. Ltd.
489,638
0.0
337,400  Sumitomo Mitsui
Financial Group, Inc.
8,676,109
0.6
58,800  Sumitomo Mitsui Trust
Holdings, Inc.
1,480,071
0.1
28,000  Sumitomo Realty &
Development Co. Ltd.
1,052,058
0.1
12,600  Suntory Beverage & Food
Ltd.
415,695
0.0
142,200
Suzuki Motor Corp.
1,745,522
0.1
45,600
Sysmex Corp.
870,505
0.1
44,300
T&D Holdings, Inc.
948,155
0.1
14,900
Taisei Corp.
663,222
0.0
144,000  Takeda Pharmaceutical
Co. Ltd.
4,267,984
0.3
175,900
TDK Corp.
1,843,272
0.1
120,600
Terumo Corp.
2,269,214
0.1
19,200
TIS, Inc.
531,320
0.0
10,100
Toho Co. Ltd./Tokyo
501,867
0.0
161,100  Tokio Marine Holdings,
Inc.
6,267,247
0.4
40,500
Tokyo Electron Ltd.
5,553,870
0.4
31,700
Tokyo Gas Co. Ltd.
1,008,397
0.1
26,300
(1)
Tokyo Metro Co. Ltd.
319,600
0.0
48,100
Tokyu Corp.
541,512
0.0
21,600
TOPPAN Holdings, Inc.
590,485
0.0
125,500
Toray Industries, Inc.
857,657
0.1
14,700
Toyota Industries Corp.
1,257,251
0.1
857,600
Toyota Motor Corp.
15,160,054
1.0
57,700
Toyota Tsusho Corp.
972,122
0.1
11,500
Trend Micro, Inc./Japan
776,342
0.1
101,100
Unicharm Corp.
805,240
0.1
40,500
West Japan Railway Co.
790,052
0.1
23,200
(1)
Yakult Honsha Co. Ltd.
441,461
0.0
83,600
Yamaha Motor Co. Ltd.
669,329
0.0
20,500
Yaskawa Electric Corp.
513,691
0.0
20,700
Yokogawa Electric Corp.
403,981
0.0
258,900
Z Holdings Corp.
876,676
0.1
8,700
Zensho Holdings Co. Ltd.
469,142
0.0
36,600
ZOZO, Inc.
350,548
0.0
336,195,950
21.2
Jordan: 0.0%
15,060  Hikma Pharmaceuticals
PLC
380,449
0.0
Luxembourg: 0.2%
42,446
ArcelorMittal SA
1,226,123
0.1
19,239
(2)(3)
CVC Capital Partners
PLC
381,670
0.0
12,225
(1)
Eurofins Scientific SE
652,117
0.1
2,259,910
0.2
Macao: 0.1%
198,000  Galaxy Entertainment
Group Ltd.
773,782
0.1
219,600
(1)(2)
Sands China Ltd.
440,536
0.0
1,214,318
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands: 3.9%
41,462
(3)
ABN AMRO Bank NV
$ 873,664
0.1
1,994
(2)(3)
Adyen NV
3,056,405
0.2
119,655
Aegon Ltd.
785,876
0.0
15,455
Akzo Nobel NV
951,810
0.1
5,463
(2)
Argenx SE
3,223,705
0.2
4,241
ASM International, N.V.
1,932,601
0.1
35,639
ASML Holding NV
23,585,024
1.5
14,343
(1)
ASR Nederland NV
824,548
0.1
7,343  BE Semiconductor
Industries NV
767,393
0.0
7,075
(3)
Euronext NV
1,026,812
0.1
8,999
EXOR NV
817,230
0.1
11,729
Heineken Holding NV
848,874
0.1
26,062
Heineken NV
2,125,112
0.1
5,349
(1)
IMCD NV
711,856
0.0
284,820
ING Groep NV
5,580,012
0.4
15,462
(1)
JDE Peet's NV
338,055
0.0
83,299  Koninklijke Ahold
Delhaize NV
3,111,648
0.2
351,925
Koninklijke KPN NV
1,490,639
0.1
72,300
(2)
Koninklijke Philips, N.V.
1,840,628
0.1
24,343
NN Group NV
1,354,589
0.1
9,821
(1)
Randstad NV
408,224
0.0
74,493
(1)
Universal Music Group
NV
2,056,981
0.1
21,584
Wolters Kluwer NV
3,360,559
0.2
61,072,245
3.9
New Zealand: 0.3%
152,195  Auckland International
Airport Ltd.
705,959
0.1
72,209
Contact Energy Ltd.
375,988
0.0
53,042  Fisher & Paykel
Healthcare Corp. Ltd.
1,012,274
0.1
83,226
Infratil Ltd.
490,471
0.0
117,926
Meridian Energy Ltd.
374,934
0.0
13,156
(2)
Xero Ltd.
1,285,917
0.1
4,245,543
0.3
Norway: 0.6%
28,597
Aker BP ASA
678,008
0.0
81,039
DNB Bank ASA
2,132,354
0.1
75,819
Equinor ASA
2,002,285
0.1
18,099  Gjensidige Forsikring
ASA
415,974
0.0
7,960
Kongsberg Gruppen ASA
1,167,056
0.1
42,116
Mowi ASA
780,720
0.1
127,263
Norsk Hydro ASA
735,707
0.1
63,436
Orkla ASA
695,670
0.0
5,974
Salmar ASA
287,210
0.0
55,722
Telenor ASA
796,210
0.1
9,691,194
0.6
Poland: 0.0%
20,361
(2)
InPost SA
298,825
0.0
Portugal: 0.1%
283,972  EDP - Energias de
Portugal SA
955,570
0.1
37,759
Galp Energia SGPS SA
661,540
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Portugal (continued)
25,626  Jeronimo Martins SGPS
SA
$ 543,106
0.0
2,160,216
0.1
Singapore: 1.7%
338,500  CapitaLand Ascendas
REIT
668,823
0.0
528,386  CapitaLand Integrated
Commercial Trust
821,087
0.1
211,900
(1)
CapitaLand Investment
Ltd./Singapore
428,569
0.0
180,260
DBS Group Holdings Ltd.
6,190,368
0.4
547,200
Genting Singapore Ltd.
303,637
0.0
208,607
(2)
Grab Holdings Ltd. -
Class A
944,990
0.1
131,800
Keppel Corp. Ltd.
672,301
0.0
306,400  Oversea-Chinese
Banking Corp. Ltd.
3,926,832
0.3
33,144
(2)
Sea Ltd., ADR
4,324,961
0.3
80,900
Sembcorp Industries Ltd.
378,605
0.0
134,700
Singapore Airlines Ltd.
678,548
0.0
77,600
Singapore Exchange Ltd.
768,243
0.1
141,300  Singapore Technologies
Engineering Ltd.
709,630
0.0
672,500  Singapore
Telecommunications Ltd.
1,705,698
0.1
61,272
STMicroelectronics NV
1,343,548
0.1
114,400  United Overseas Bank
Ltd.
3,227,969
0.2
27,093,809
1.7
South Africa: 0.2%
114,991
Anglo American PLC
3,223,026
0.2
South Korea: 0.0%
17,047
(2)(3)
Delivery Hero SE
408,748
0.0
Spain: 2.9%
2,234
(1)
Acciona SA
292,393
0.0
16,133  ACS Actividades de
Construccion y Servicios
SA
923,347
0.1
6,787
(3)
Aena SME SA
1,592,263
0.1
40,767
Amadeus IT Group SA
3,122,068
0.2
521,543  Banco Bilbao Vizcaya
Argentaria SA
7,117,823
0.5
492,307
Banco de Sabadell SA
1,382,233
0.1
1,371,210
Banco Santander SA
9,237,750
0.6
357,109
CaixaBank SA
2,781,793
0.2
47,949
(3)
Cellnex Telecom SA
1,704,533
0.1
28,230
(1)
EDP Renovaveis SA
235,200
0.0
28,743
Endesa SA
761,457
0.0
26,994
(2)
Grifols SA
240,327
0.0
527,271
Iberdrola SA
8,514,442
0.5
98,713  Industria de Diseno Textil
SA
4,915,120
0.3
36,723
Red Electrica Corp. SA
737,080
0.0
104,737
Repsol SA
1,390,653
0.1
359,181
(1)
Telefonica SA
1,692,962
0.1
46,641,444
2.9
Sweden: 3.1%
23,520
AddTech AB - Class B
688,843
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
26,182
Alfa Laval AB
$ 1,122,556
0.1
90,702
Assa Abloy AB - Class B
2,722,989
0.2
243,072
Atlas Copco AB - Class A
3,882,694
0.3
141,250
Atlas Copco AB - Class B
1,986,275
0.1
34,832
(1)
Beijer Ref AB
489,994
0.0
24,751
Boliden AB
812,146
0.1
59,637
Epiroc AB - Class A
1,200,751
0.1
35,290
Epiroc AB - Class B
621,573
0.0
33,694
(1)
EQT AB
1,027,433
0.1
55,224
Essity AB - Class B
1,568,982
0.1
14,377
(3)
Evolution AB
1,071,218
0.1
64,975
(1)(2)
Fastighets AB Balder
406,587
0.0
51,261
(1)
H & M Hennes & Mauritz
AB - Class B
676,137
0.0
187,882
(1)
Hexagon AB - Class B
2,008,414
0.1
6,898
(1)
Holmen AB - Class B
273,167
0.0
10,786  Industrivarden AB - Class
A
396,299
0.0
14,010
(1)
Industrivarden AB - Class
C
514,687
0.0
24,727
Indutrade AB
685,232
0.0
13,399
(1)
Investment AB Latour -
Class B
364,720
0.0
156,631
Investor AB - Class B
4,671,379
0.3
6,878  L E Lundbergforetagen
AB - Class B
344,637
0.0
21,095
Lifco AB - Class B
748,320
0.1
137,143
(1)
Nibe Industrier AB - Class
B
521,624
0.0
28,986
Saab AB - Class B
1,139,713
0.1
19,887
(1)
Sagax AB - Class B
417,248
0.0
96,487
Sandvik AB
2,029,266
0.1
44,506
Securitas AB - Class B
629,803
0.0
143,603
(1)
Skandinaviska Enskilda
Banken AB - Class A
2,362,451
0.2
30,795
(1)
Skanska AB - Class B
679,678
0.0
30,867
(1)
SKF AB - Class B
625,322
0.0
54,904
(1)
Svenska Cellulosa AB
SCA - Class B
724,414
0.1
131,993
(1)
Svenska Handelsbanken
AB - Class A
1,491,721
0.1
76,830
(1)
Swedbank AB - Class A
1,749,764
0.1
17,719
(2)
Swedish Orphan
Biovitrum AB
507,759
0.0
49,467
Tele2 AB - Class B
667,070
0.0
251,378  Telefonaktiebolaget LM
Ericsson - Class B
1,955,911
0.1
213,499
Telia Co. AB
770,795
0.1
19,279
Trelleborg AB - Class B
717,018
0.1
143,747
(1)
Volvo AB - Class B
4,217,301
0.3
49,491,891
3.1
Switzerland: 4.8%
143,118
ABB Ltd., Reg
7,384,596
0.5
3,730
(1)
Baloise Holding AG, Reg
782,835
0.0
2,726
(1)
Banque Cantonale
Vaudoise
297,877
0.0
323
(1)
Barry Callebaut AG
427,786
0.0
1,911
BKW AG
334,242
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
10  Chocoladefabriken Lindt
& Spruengli AG
$ 1,312,259
0.1
85
(1)
Chocoladefabriken Lindt
& Spruengli AG - Class
PC
1,149,153
0.1
48,648  Cie Financiere Richemont
SA
8,492,283
0.5
16,829
DSM-Firmenich AG
1,666,044
0.1
7,955
Dufry AG, Reg
348,465
0.0
635
EMS-Chemie Holding AG
432,643
0.0
8,611
(2)
Galderma Group AG
910,740
0.1
3,025
Geberit AG, Reg
1,895,123
0.1
836
Givaudan SA, Reg
3,588,932
0.2
3,359
Helvetia Holding AG
696,697
0.0
18,642
Julius Baer Group Ltd.
1,292,189
0.1
4,371
(1)
Kuehne + Nagel
International AG
1,009,398
0.1
13,764
Logitech International SA
1,166,296
0.1
6,536
Lonza Group AG
4,037,744
0.3
2,054  Partners Group Holding
AG
2,923,257
0.2
37,826
Sandoz Group AG
1,586,197
0.1
3,685
Schindler Holding AG
1,154,922
0.1
2,125  Schindler Holding AG
(SCHN)
643,986
0.0
13,719
(1)
SGS SA
1,366,944
0.1
27,675
(1)
SIG Group AG
511,694
0.0
13,796
Sika AG, Reg
3,360,489
0.2
4,586
Sonova Holding AG, Reg
1,339,022
0.1
10,101
Straumann Holding AG
1,222,867
0.1
2,619
(1)
Swatch Group AG - Class
BR
451,638
0.0
2,600
Swiss Life Holding AG
2,372,005
0.1
6,996
Swiss Prime Site AG
858,537
0.1
2,344
Swisscom AG, Reg
1,350,734
0.1
5,102
Temenos AG
396,130
0.0
297,633
UBS Group AG
9,141,678
0.6
2,443
(3)
VAT Group AG
880,609
0.1
13,244  Zurich Insurance Group
AG
9,244,419
0.6
76,030,430
4.8
United Kingdom: 11.1%
88,086
3i Group PLC
4,141,878
0.3
23,561
Admiral Group PLC
869,879
0.1
39,475
Ashtead Group PLC
2,134,296
0.1
29,678  Associated British Foods
PLC
735,762
0.0
140,315
AstraZeneca PLC
20,604,630
1.3
80,386
(3)
Auto Trader Group PLC
777,305
0.0
242,311
Aviva PLC
1,746,367
0.1
272,375
BAE Systems PLC
5,499,957
0.3
1,304,887
Barclays PLC
4,906,442
0.3
124,744  Barratt Developments
PLC
686,201
0.0
179,853  British American Tobacco
PLC
7,378,392
0.5
585,672
(1)
BT Group PLC
1,256,249
0.1
29,928
Bunzl PLC
1,151,228
0.1
459,501
Centrica PLC
889,714
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
242,500  CK Hutchison Holdings
Ltd.
$ 1,366,957
0.1
18,747  Coca-Cola European
Partners PLC - USD
1,631,551
0.1
153,607
Compass Group PLC
5,080,775
0.3
12,004
Croda International PLC
456,054
0.0
8,956
DCC PLC
598,549
0.0
201,363
Diageo PLC
5,262,173
0.3
54,961
Entain PLC
415,256
0.0
34,356
Halma PLC
1,152,704
0.1
1,617,409
HSBC Holdings PLC
18,335,817
1.2
71,760
Imperial Brands PLC
2,655,267
0.2
120,379
Informa PLC
1,207,034
0.1
14,341  InterContinental Hotels
Group PLC
1,544,106
0.1
14,605
Intertek Group PLC
949,685
0.1
158,752
J Sainsbury PLC
483,892
0.0
234,521
JD Sports Fashion PLC
207,373
0.0
164,074
Kingfisher PLC
540,464
0.0
64,042  Land Securities Group
PLC
456,458
0.0
533,297  Legal & General Group
PLC
1,681,834
0.1
5,485,476  Lloyds Banking Group
PLC
5,144,942
0.3
43,284  London Stock Exchange
Group PLC
6,428,884
0.4
206,649
M&G PLC
532,320
0.0
185,650  Marks & Spencer Group
PLC
857,123
0.1
116,348
Melrose Industries PLC
718,199
0.0
442,713
National Grid PLC
5,774,877
0.4
692,432
NatWest Group PLC
4,088,408
0.3
10,634
Next PLC
1,532,104
0.1
54,264
Pearson PLC
858,431
0.1
63,543  Phoenix Group Holdings
PLC
471,698
0.0
62,075  Reckitt Benckiser Group
PLC
4,197,564
0.3
168,289
RELX PLC
8,453,312
0.5
228,456
Rentokil Initial PLC
1,036,771
0.1
769,642
(2)
Rolls-Royce Holdings
PLC
7,480,468
0.5
90,719
Sage Group PLC
1,424,325
0.1
72,653
Schroders PLC
328,937
0.0
116,305
Segro PLC
1,040,217
0.1
24,450
Severn Trent PLC
800,444
0.1
75,170
Smith & Nephew PLC
1,057,087
0.1
31,022
Smiths Group PLC
778,438
0.1
6,661  Spirax-Sarco Engineering
PLC
536,971
0.0
99,860
SSE PLC
2,056,963
0.1
186,116
Standard Chartered PLC
2,761,858
0.2
610,010
Tesco PLC
2,624,450
0.2
224,239
Unilever PLC
13,379,748
0.8
61,707  United Utilities Group
PLC
805,155
0.1
1,840,172
Vodafone Group PLC
1,729,073
0.1
15,965
Whitbread PLC
508,584
0.0
60,292
(2)
Wise PLC - Class A
740,082
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
97,625
WPP PLC
$ 741,859
0.0
175,693,541
11.1
United States: 10.7%
45,220
Alcon, Inc.
4,290,700
0.3
1,458,903
BP PLC
8,186,607
0.5
43,818
CSL Ltd.
6,896,499
0.4
4,238
(2)
CyberArk Software Ltd.
1,432,444
0.1
83,232
Experian PLC
3,856,600
0.2
42,914
(1)
Ferrovial SE
1,919,452
0.1
375,110
GSK PLC
7,168,463
0.5
819,275
Haleon PLC
4,137,528
0.3
47,167
Holcim AG
5,075,793
0.3
38,895
(2)
James Hardie Industries
PLC
928,205
0.1
3,384
(2)
Monday.com Ltd.
822,854
0.1
237,094
Nestle SA
23,959,920
1.5
178,358
Novartis AG, Reg
19,810,187
1.2
19,486
(1)
QIAGEN NV
774,134
0.1
63,578
Roche Holding AG
20,925,277
1.3
2,896  Roche Holding AG -
Class BR
1,005,232
0.1
102,875
Sanofi
11,390,548
0.7
49,487
Schneider Electric SE
11,423,880
0.7
551,591
Shell PLC
20,078,187
1.3
13,939
(2)
Spotify Technology SA
7,666,868
0.5
183,454
Stellantis NV (STLAM)
2,057,641
0.1
27,295
Swiss Re AG
4,645,032
0.3
37,391
Tenaris SA
731,697
0.0
169,183,748
10.7
Total Common Stock
(Cost $1,302,510,749)
1,539,434,534
97.0
PREFERRED STOCK: 0.3%
Germany: 0.3%
5,065  Bayerische Motoren
Werke AG
382,096
0.0
10,305
(3)
Dr Ing hc F Porsche AG
516,105
0.0
15,317
Henkel AG & Co. KGaA
1,218,734
0.1
13,857  Porsche Automobil
Holding SE
521,836
0.0
2,372
Sartorius AG
552,963
0.1
18,660
Volkswagen AG
1,904,039
0.1
5,095,773
0.3
Total Preferred Stock
(Cost $6,938,273)
5,095,773
0.3
Total Long-Term
Investments
(Cost $1,309,449,022)
1,544,530,307
97.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 4.5%
Repurchase Agreements: 1.7%
7,576,867
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2025, 4.390%, due
04/01/2025 (Repurchase
Amount $7,577,778,
collateralized by various
U.S. Government
Agency Obligations,
1.500%-7.000%, Market
Value plus accrued
interest $7,728,404, due
02/01/36-02/01/57)
$ 7,576,867
0.5
922,170
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase Amount
$922,280, collateralized
by various U.S.
Government Securities,
0.000%-1.500%, Market
Value plus accrued
interest $940,613, due
02/15/27-02/15/55)
922,170
0.0
5,928,245
(4)
Marex Capital Markets
Inc., Repurchase
Agreement dated
03/31/2025, 4.450%, due
04/01/2025 (Repurchase
Amount $5,928,968,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-5.500%, Market
Value plus accrued
interest $6,046,810, due
07/01/42-11/01/54)
5,928,245
0.4
5,831,776
(4)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
03/31/2025, 4.470%, due
04/01/2025 (Repurchase
Amount $5,832,490,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.538%, Market Value
plus accrued interest
$5,949,454, due
04/21/25-03/15/66)
5,831,776
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
6,765,000
(4)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
03/31/2025, 4.360%, due
04/01/2025 (Repurchase
Amount $6,765,808,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$6,900,300, due
04/10/25-12/15/66)
$ 6,765,000
0.4
Total Repurchase
Agreements
(Cost $27,024,058)
27,024,058
1.7
Corporate Bonds/Notes: 0.6%
900,000
(4)
Bank of America N.A.,
4.530
%,
08/05/2025 900,580
0.1
750,000
(4)
Commonwealth Bank
of Australia,
4.520
%,
07/24/2025 750,375
0.0
900,000
(4)
Credit Industriel et
Commercial S.A.,
4.420
%,
07/14/2025 888,949
0.0
900,000
(4)
DZ Bank AG,
4.485
%,
08/15/2025 900,473
0.1
750,000
(4)
LLoyds Bank PLC,
4.430
%,
07/24/2025 739,900
0.0
750,000
(4)
Mizuho Bank Ltd.,
4.563
%,
07/23/2025 750,533
0.0
900,000
(4)
Natixis,
4.532
%,
08/06/2025 900,545
0.1
900,000
(4)
Oversea-Chinese
Banking Corporation Ltd.,
4.530
%,
05/12/2025 900,242
0.1
900,000
(4)
Sumitomo Mitsui
Banking Corp.,
4.420
%,
05/20/2025 894,720
0.1
900,000
(4)
Sumitomo Mitsui
Banking Corp.,
4.523
%,
08/20/2025 900,589
0.1
900,000
(4)
Toyota Motor Credit
Corp.,
4.490
%,
08/11/2025 886,059
0.0
750,000
(4)
Westpac Banking Corp.,
4.670
%,
05/05/2025 750,277
0.0
Total Corporate Bonds/
Notes
(Cost $10,163,242)
10,163,242
0.6
Commercial Paper: 0.4%
900,000
(4)
ANZ Banking Group Ltd.,
4.480
%,
08/27/2025 900,442
0.0
950,000
(4)
Bank Of Montreal,
4.510
%,
09/05/2025 950,593
0.1
750,000
(4)
BNP Paribas S.A.,
4.450
%,
07/23/2025 739,989
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
750,000
(4)
Macquarie Bank Ltd.,
4.640
%,
05/19/2025 $ 750,357
0.0
950,000
(4)
National Australia Bank
Ltd.,
4.500
%,
09/04/2025 950,545
0.1
920,000
(4)
Santander UK PLC,
4.410
%,
05/06/2025 916,104
0.1
900,000
(4)
United Overseas Bank
Ltd.,
4.360
%,
09/19/2025 900,838
0.1
Total Commercial Paper
(Cost $6,108,868)
6,108,868
0.4
Certificates of Deposit: 0.2%
900,000
(4)(5)
Barclays Bank PLC,
4.570
%, (SOFRRATE +
0.220%),
07/28/2025 900,608
0.0
950,000
(4)
Credit Agricole Corporate
And Investment Bank,
4.600
%,
06/17/2025 950,634
0.1
900,000
(4)(5)
Mitsubishi UFJ Trust &
Banking Corp. YCd,
4.566
%, (SOFRRATE +
0.230%),
08/08/2025 900,618
0.1
Total Certificates of
Deposit
(Cost $2,751,860)
2,751,860
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 1.6%
25,168,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $25,168,000) $ 25,168,000 1.6
Total Short-Term
Investments
(Cost $71,216,028)
71,216,028
4.5
Total Investments in
Securities
(Cost $1,380,665,050) $ 1,615,746,335 101.8
Liabilities in Excess of
Other Assets (29,131,099) (1.8)
Net Assets $ 1,586,615,236 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(6)
Rate shown is the 7-day yield as of March 31, 2025.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 23.0%
Industrials 17.3
Health Care 11.6
Consumer Discretionary 10.1
Consumer Staples 8.3
Information Technology 7.8
Materials 5.6
Communication Services 4.9
Energy 3.6
Utilities 3.3
Real Estate 1.8
Short-Term Investments 4.5
Liabilities in Excess of Other Assets (1.8)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 103,094,097 $ — $ 103,094,097
Austria 436,093 3,209,417 — 3,645,510
Belgium — 11,760,455 — 11,760,455
Brazil — 451,970 — 451,970
Chile — 776,943 — 776,943
China 561,959 7,949,152 — 8,511,111
Denmark — 36,827,951 — 36,827,951
Finland 627,399 15,271,569 — 15,898,968
France 514,221 150,696,398 — 151,210,619
Germany 3,086,476 146,172,700 — 149,259,176
Hong Kong 1,886,953 26,227,516 — 28,114,469
Ireland 1,796,557 4,845,306 — 6,641,863
Israel 4,477,865 7,739,313 — 12,217,178
Italy 7,225,157 38,513,780 — 45,738,937
Japan 1,058,825 335,137,125 — 336,195,950
Jordan — 380,449 — 380,449
Luxembourg — 2,259,910 — 2,259,910
Macao — 1,214,318 — 1,214,318
Netherlands — 61,072,245 — 61,072,245
New Zealand 1,571,364 2,674,179 — 4,245,543
Norway 415,974 9,275,220 — 9,691,194
Poland — 298,825 — 298,825
Portugal 1,498,676 661,540 — 2,160,216
Singapore 5,269,951 21,823,858 — 27,093,809
South Africa — 3,223,026 — 3,223,026
South Korea — 408,748 — 408,748
Spain 761,457 45,879,987 — 46,641,444
Sweden 1,844,452 47,647,439 — 49,491,891
Switzerland 4,499,672 71,530,758 — 76,030,430
United Kingdom 1,631,551 174,061,990 — 175,693,541
United States 9,922,166 159,261,582 — 169,183,748
Total Common Stock 49,086,768 1,490,347,766 — 1,539,434,534
Preferred Stock — 5,095,773 — 5,095,773
Short-Term Investments 25,168,000 46,048,028 — 71,216,028
Total Investments, at fair value $ 74,254,768 $ 1,541,491,567 $ — $ 1,615,746,335
Liabilities Table
Other Financial Instruments+
Futures $ (771,741) $ — $ — $ (771,741)
Total Liabilities $ (771,741) $ — $ — $ (771,741)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
At March 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI EAFE Index 304 06/20/25 $ 36,727,760 $ (771,741)
$ 36,727,760 $ (771,741)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 326,053,848
Gross Unrealized Depreciation (90,972,563)
Net Unrealized Appreciation $ 235,081,285